Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Components Of Income Taxes

The components of income taxes were as follows:

	Year Ended December 31,
	2011	2010	2009
Income tax expense from continuing operations	$226,166	$246,475	$179,297
Income tax expense from discontinued operations	(467)	11,830	9,216
Shareholders’ equity:
Other comprehensive income (loss)	284,355	184,305	458,358
Tax basis compensation expense (from the exercise of stock options and vesting of restricted stock awards) in excess of amounts recognized for financial reporting purposes	(13,121)	(3,455)	(253)

	$496,933	$439,155	$646,618

Income Tax Expense From Continuing Operations

Income tax expense from continuing operations consists of:

	Year Ended December 31,
	2011	2010	2009
Current income tax expense	$169,500	$147,346	$147,917
Deferred income tax expense	56,666	99,129	31,380

	$226,166	$246,475	$179,297

Summary Of Effective Income Tax Rate

The effective income tax rate differed from the expected 35% rate as shown below:

	Year Ended December 31,
	2011	%	2010	%	2009	%
Expected income taxes	$253,324	35.0%	$262,700	35.0%	$190,250	35.0%

Increase (reduction) in income taxes resulting from:
Tax-exempt investment income	(3,468)	(.5)	(3,371)	(.5)	(3,483)	(.6)
Tax settlements	0	0	0	0	(3,101)	(.6)
Low income housing investments	(24,258)	(3.4)	(12,900)	(1.7)	(6,038)	(1.1)
Other	568	.1	46	0	1,669	.3

Income tax expense	$226,166	31.2%	$246,475	32.8%	$179,297	33.0%

Significant Portions Of Deferred Tax Assets And Deferred Tax Liabilities

The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets and deferred tax liabilities are presented below:

	December 31,
	2011	2010
Deferred tax assets:
Fixed maturity investments	$35,670	$50,126
Carryover of tax losses	7,429	12,293
Unrealized losses	0	2,023
Other assets	5,509	1,352

Total gross deferred tax assets	48,608	65,794

Deferred tax liabilities:
Unrealized gains	276,591	0
Employee and agent compensation	57,136	55,781
Deferred acquisition costs	712,974	689,684
Future policy benefits, unearned and advance premiums, and policy claims	355,825	338,771

Total gross deferred tax liabilities	1,402,526	1,084,236

Net deferred tax liability	$1,353,918	$1,018,442

Reconciliation Of Beginning And Ending Amount Of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits (excluding effects of accrued interest, net of Federal tax benefits) for the years 2009 through 2011 is as follows:

	2011	2010	2009
Balance at January 1,	$875	$3,960	$8,481
Increase based on tax positions taken in current period	0	245	73
Increase related to tax positions taken in prior periods	0	280	0
Decrease related to tax positions taken in prior periods	(875)	(3,610)	(4,594)
Decrease due to settlements	0	0	0

Balance at December 31,	$0	$875	$3,960